Convertible Debt (Narrative) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		191 Months Ended	0 Months Ended	9 Months Ended	0 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jul. 31, 2013 Convertible Note	Sep. 30, 2013 Convertible Note	May 10, 2013 Convertible Promissory Note issued to two companies	Sep. 30, 2013 Convertible Promissory Note issued to two companies
Debt instrument face value					$ 480,624		$ 480,624	$ 405,000		$ 9,980,000
Debt instrument repayment terms										Repayable in eighteen months
Conversion price per share of convertible promissory note										$ 1.00
Debt instrument carrying amount	8,290,416		8,290,416						137,250		8,153,166
Accretion of discounts on convertible debt	501,770		698,372						137,250		561,122
Debt discount rate										10.00%
Debt instrument conversion terms								The note is convertible ninety days after issuance, at the holder’s option, into shares of common stock of the Company at $0.2325 per share.
Interest rate on debt								8.00%
Proceeds from convertible note			$ 300,000					$ 300,000
Debt maturity date								Jan. 27, 2014
Debt instrument terms

Under terms of the note, the principal amount of $405,000 will be reduced to the purchase price of $300,000 if the Company meets all of their filing obligations. If the Company files a registration statement covering the resale of all of the shares issued or issuable upon conversion of the convertible note with the Securities and Exchange Commission (“SEC”) on or before September 3, 2013, $30,000 of the outstanding principal amount, together with any accrued and unpaid interest with respect to such portion of the principal amount, will be extinguished. If the registration statement is declared effective by the SEC by October 14, 2013 then a further $75,000 of the outstanding principal amount, together with any accrued and unpaid interest with respect to such portion of the principal amount, will be extinguished.

Debt instrument redemption terms

The Company has the right at any time to redeem all, but not less than all, of the total outstanding amount then remaining under the convertible note in cash at a price equal to 120% of the total amount of the convertible note then outstanding. In the event of default, the note has a default interest rate of 18% per annum and customary event default provisions.